Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Equity
Note 12. Equity
A.Share capital
The Company’s issued share capital is composed of ordinary shares, NIS 0.01 par value per share. Ordinary shares confer upon their holders the right to receive notice, participate and vote at general meetings of the Company, and the right to receive dividends if declared.
The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of December 31, 2025 and 2024, there were 86,376 thousand ordinary shares and 71,982 thousand ordinary shares issued, respectively, and 86,110 thousand ordinary shares and 71,716 thousand ordinary shares outstanding, net of treasury shares, respectively. The change in the issued and outstanding ordinary shares during 2025 was attributable to exercises of share options and settlement of RSUs under the Company’s share-based compensation plans (including its ESPP), the issuance of ordinary shares to Fortissimo in respect of its PIPE investment in the Company, and the issuance of ordinary shares as consideration for the Company's acquisition of certain assets from Nexa3D Inc. and acquisition of Covestro.
During 2025, the Company's board of directors increased the reserve pool under the Company's 2022 Share Incentive Plan by 2.7 million shares.
B.Share Repurchase Program and Treasury Shares
On September 16, 2024, the Company’s Board of Directors (the "Board") authorized a share repurchase program that provides for the repurchase of up to $50 million of the Company’s ordinary shares, from time to time. Treasury shares do not have a right to receive dividends or to vote. Under the share repurchase program, the Company may effect repurchases by way of a variety of methods, including open market purchases, privately negotiated transactions or otherwise, all in accordance with U.S. securities laws and regulations, including Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company may also, from time to time, enter into plans that are compliant with Rule 10b5-1 of the Exchange Act to facilitate repurchases of its ordinary shares under the Board authorization. The repurchase program does not obligate the Company to acquire any particular number or value of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. In accordance with Section 7C of the Israeli Companies Regulations, the share repurchase program became effective 30 days after notice of the Board's adoption of the repurchase program was provided to the Company’s material creditors and secured creditors.
During the year ended December 31, 2024, the Company repurchased 266 thousand ordinary shares for approximately $2.0 million at a weighted average cost of $7.50 per share. During the year ended December 31, 2025, the Company did not repurchase any additional ordinary shares.
C.Issuance of Shares
Closing of PIPE Transaction
On April 8, 2025, the Company completed its private investment in public equity (PIPE) transaction pursuant to which FF6-SSYS, Limited Partnership, an affiliate of Fortissimo Capital (together referred to as "Fortissimo"), an Israeli private equity fund, invested $120 million in Stratasys and acquired 11,650,485 newly-issued ordinary shares of the Company at a price of $10.30 per share. Upon completion of the PIPE, Fortissimo held approximately 15.5% of the Company's issued and outstanding ordinary shares, which as of December 31, 2025 constituted approximately 14.9% of the Company's issued and outstanding ordinary shares. As part of the transaction, Fortissimo entered into a shareholder agreement with the Company under which, among other things, Fortissimo became subject to an 18-month lock-up period, during which it will be prohibited from transferring any ordinary shares, subject to limited, customary exceptions, and is entitled to the registration, under the Securities Act of 1933, as amended, of its resale of the ordinary shares purchased by it in the PIPE.
D.Share-based compensation plans
The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon the closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 Plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to the grantee providing continued service to the Company throughout the vesting period. PSUs are vested only upon the achievement of certain pre-determined performance metrics at grant date. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. The 2012 Plan expired pursuant to its own terms in September 2022, but grants made under the 2012 Plan prior to its expiration remain subject to the terms of the plan for so long as they remain outstanding.
As of December 31, 2025, there were an aggregate of 7,899,008 ordinary shares subject to outstanding awards under the 2012 Plan, and no further shares available for future equity awards under the 2012 Plan, as all remaining shares under the plan were transferred to the new 2022 Plan (as described below) upon the expiration of the 2012 Plan. All outstanding awards under the 2012 Plan continue to remain subject to the terms of the 2012 Plan, but upon cancellation, forfeiture or expiration of any such awards for any reason, the underlying shares will be automatically transferred and added to the pool of shares available for issuance under the 2022 Plan.
The Stratasys Ltd. 2022 Share Incentive Plan (the “2022 Plan”) became effective upon approval by the Company’s shareholders at the Company’s 2022 annual general meeting of shareholders that took place on September 15, 2022. The 2022 Plan provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2022 Plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to the grantee providing continued service to the Company throughout the vesting period. PSUs are vested only upon the achievement of certain pre-determined performance metrics, and certain based on the Company’s total shareholder return (“TSR”) achievement of certain percentile levels relative to the TSR of companies constituting the S&P 600. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. As of December 31, 2025, 1,107,426 ordinary shares were subject to existing awards under the 2022 Plan, including shares that may be rolled over from the Stratasys 2012 Plan, were available for future equity awards under the 2022 Plan.
Share options
A summary of the Company's share option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2024	1,250,004	$19.18
Granted	88,448	11.45
Forfeited	(114,256)	29.39
Options outstanding as of December 31, 2025	1,224,196	$17.67
Options exercisable as of December 31, 2025	862,478	$18.55
The following table summarizes information about share options outstanding at December 31, 2025:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Outstanding options at December 31, 2025	Options Outstanding Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable options at December 31, 2025	Weighted-Average Exercise Price
$9.32	-	$11.45	178,629	9.30	$10.38	116,911	$9.81
$11.52	-	$19.61	473,197	4.93	16.15	173,197	15.70
$19.66	-	$22.47	469,400	1.78	20.47	469,400	20.47
$23.41	-	$27.83	102,970	2.15	24.50	102,970	24.50
			1,224,196	4.13	$17.66	862,478	$18.55

Aggregate intrinsic value (U.S. $ in thousands)			$—			$—
As of December 31, 2025, the weighted-average remaining contractual life of exercisable options was 3.82 years. The total intrinsic value of options exercised during 2025, 2024 and 2023 was approximately $0.0 million, $0.2 million and $0.0 million, respectively.
The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2025, 2024 and 2023. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024	2023
Risk-free interest rate	3.7%	4.2%	4.1%	—	4.7%
Expected option term (years)	5.5	5.5	5.5
Expected share price volatility	60.5%	61.8%	61.0%	—	61.2%
Dividend yield	—	—	—
Weighted average grant date fair value	$6.33	$4.24	$9.75
As of December 31, 2025, the Company had 361,718 unvested share options outstanding. As of December 31, 2025, the unrecognized compensation cost related to all unvested, equity-classified share options of 417,747 thousand is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 0.73 years.
Restricted Share Units and Performance Share Units
A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2025 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2024	3,945,120	$13.67
Granted	3,126,358	9.95
Vested	(1,726,171)	14.76
Forfeited	(619,172)	13.47
Unvested RSUs and PSUs outstanding as of December 31, 2025	4,726,135	$10.84
The total vesting-date value of equity classified RSUs vested during 2025 was $17.7 million. As of December 31, 2025, the unrecognized compensation cost related to all unvested equity classified RSUs and PSUs of $38.2 million is expected to be recognized as an expense over a weighted-average period of 2.59 years.
Share-based compensation expense for share options, equity classified RSUs, PSUs and ESPPs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

Year ended December 31,	2025	2024	2023
	(U.S. $ in thousands)
Cost of revenues	$3,045	$3,073	$3,701
Research and development, net	5,373	7,270	7,932
Selling, general and administrative	15,856	15,275	19,981
	$24,274	$25,618	$31,614
Employee Share Purchase Plan
In October 2021, the Company adopted the 2021 Employee Share Purchase Plan (the “ESPP”). As of December 31, 2025, the maximum aggregate number of ordinary shares that may be purchased initially under the ESPP was 5,200,000 shares.
The ESPP is implemented through an offering every six months. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date.
As of December 31, 2025, 2,235,231 ordinary shares had been purchased under the ESPP.
As of December 31, 2025, 2,964,769 ordinary shares are available for future issuance under the ESPP.
In accordance with ASC Topic 718, the ESPP is considered compensatory and, as such, results in recognition of share-based compensation expenses.
E.Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive loss, for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December, 31 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(310)	7,365	7,055
Amounts reclassified from accumulated other comprehensive loss	(5,221)	—	(5,221)
Other comprehensive income (loss)	(5,531)	7,365	1,834
Balance as of December 31, 2025	$(624)	$(5,573)	$(6,197)

	Year Ended December, 31 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	5,656	(4,069)	1,587
Amounts reclassified from accumulated other comprehensive loss	(2,539)	—	(2,539)
Other comprehensive income (loss)	3,117	(4,069)	(952)
Balance as of December 31, 2024	$4,907	$(12,938)	$(8,031)

	Year Ended December, 31 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,797)	3,650	1,853
Amounts reclassified from accumulated other comprehensive income	3,886	—	3,886
Other comprehensive income	2,089	3,650	5,739
Balance as of December 31, 2023	$1,790	$(8,869)	$(7,079)
F.Rights plan
On July 24, 2022, the Company’s board of directors adopted a shareholder rights plan (the “Initial Rights Plan”) to protect the interests of the Company’s shareholders. Each Right entitled the registered holder thereof to purchase from the Company one ordinary share at a price of NIS 0.01 per share, subject to adjustment, once the Rights were to become exercisable, and subject to the exercise terms and conditions thereof described in a related Rights Agreement, dated as of July 25, 2022, between the Company and Continental Stock Transfer & Trust Company, as rights agent. The Rights were to become exercisable only if an entity, person, or group were to acquire beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s board of directors. The Initial Rights Plan initially had a 364-day term, expiring on July 24, 2023, which was extended to December 31, 2023. Under a Third Amendment to Rights Agreement, entered into on December 21, 2023, the Initial Rights Plan and the related Rights Agreement were terminated in conjunction with the adoption of the New Rights Plan (as described below).
On December 21, 2023, prior to the expiration of the Initial Rights Plan, the Company’s board of directors unanimously adopted a limited-duration shareholder rights plan (the “New Rights Plan”, together with the Initial Rights Plan, collectively, the “Rights Plans”) to protect the interests of the Company’s shareholders, in replacement of the Initial Rights Plan. At the time of the board’s adoption of the New Rights Plan, the Company entered into an accompanying Shareholder Rights Agreement, dated as of December 21, 2023 (as amended, the “New Rights Agreement”), with Continental Stock Transfer & Trust Company, as rights agent. The New Rights Plan was to expire on December 19, 2024. The New Rights Plan, if triggered, will significantly dilute the ownership of any entity, person or group that acquires beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s board of directors. The New Rights Plan contains enhanced shareholder protections that are intended to limit the scope of the New Rights Plan. The New Rights Plan is designed to give all of the Company’s shareholders (other than an offeror) a way to voice their position directly to the Company’s board of directors on certain types of offers and whether the plan should apply to those offers, and, in other circumstances, to exempt an offer from the plan altogether.
On December 19, 2024, the Company’s board of directors approved an extension to the New Rights Plan and entered into an accompanying amendment (the “First Amendment”) to the New Rights Agreement. The First Amendment was effective immediately prior to the expiration of the Rights under the New Rights Agreement, and extended the date of expiration of the Rights under the New Rights Plan to December 19, 2025.
The adoption of the Rights Plans was intended to protect the long-term interests of Stratasys and all Stratasys shareholders. The Rights Plans were designed to reduce the likelihood that any entity, person, or group would gain control of, or significant influence over, Stratasys through the open-market accumulation of the Company’s shares without appropriately compensating all Stratasys shareholders for control. The Rights Plans were meant to encourage anyone seeking to gain a significant interest in Stratasys to negotiate directly with the Company’s board of directors prior to attempting to control or significantly influence the Company. Further to those goals, the Rights could cause substantial dilution to a person or group that would acquire 15% or more of the ordinary shares of the Company or any existing holder of 15% or more of the ordinary shares who would acquire any additional ordinary shares without the approval of the Company’s board of directors.
As part of the PIPE investment by Fortissimo in the Company in April 2025, the Company entered into a second amendment to the New Rights Agreement, which amendment exempted any and all acquisitions of ordinary shares by Fortissimo pursuant to the PIPE and thereafter from the application of the New Rights Plan. In lieu of any restrictions under the New Rights Plan, Fortissimo will instead be subject to certain standstill and voting restrictions (subject to certain exceptions) under the shareholder agreement to which it became party with the Company. See Note 12.C above.
On December 19, 2025, the New Rights Plan expired in accordance with its terms.